INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin  53212

August 28, 2015

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of the AAM/HIMCO Unconstrained Bond Fund

The Trust is filing Post-Effective Amendment No. 667 to its Registration Statement under Rule 485(a) (1) to reflect clarifying changes to the Principal Investment Strategy section.

Please direct your comments to the undersigned at (626) 914-1360.  Thank you.

Sincerely,

/s/Joy Ausili

Joy Ausili
Investment Managers Series Trust
Secretary